Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	MORGAN STANLEY FOCUS GROWTH FUND
Central Index Key	0000314366
Amendment Flag	false
Document Creation Date	Jun 13, 2013
Document Effective Date	Jun 13, 2013
Prospectus Date	Jun 13, 2013
Morgan Stanley Focus Growth Fund | I
Risk/Return:
Trading Symbol	AMODX

Morgan Stanley Focus Growth Fund
Morgan Stanley Focus Growth Fund
Investment Objective
Morgan Stanley Focus Growth Fund (the "Fund") seeks long-term capital growth.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Morgan Stanley Focus Growth Fund CLASS IS
Advisory Fee		0.44%
Distribution and/or Shareholder Service (12b-1) Fee		none
Other Expenses	[1]	0.12%
Total Annual Fund Operating Expenses		0.56%
[1]	Other expenses have been estimated for the current fiscal year.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares:
Expense Example (USD $)	1 Year	3 Years
Morgan Stanley Focus Growth Fund CLASS IS	57	179

If You HELD Your Shares:
Expense Example No Redemption (USD $)	1 Year	3 Years
Morgan Stanley Focus Growth Fund CLASS IS	57	179

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 65% of its assets in a portfolio of common stocks (including depositary receipts).

The Fund's "Adviser," Morgan Stanley Investment Management Inc., emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest primarily in established and emerging high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward.

Up to 25% of the Fund's net assets may be invested in foreign securities (including depositary receipts), which may include emerging market securities. This percentage limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national securities exchange.

Equity securities in which the Fund may invest include common stock, preferred stock, convertible securities, depositary receipts, rights, warrants and limited partnership interests. The Fund may invest in equity securities that are publicly-traded on securities exchanges or over-the-counter ("OTC"). The Fund may invest in privately placed and restricted securities.

The Fund may utilize foreign currency forward exchange contracts, which are derivatives, in connection with its investments in foreign securities.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•  Common Stock and Other Equity Securities. In general, common stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Fund invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Fund's investments may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date on which it matures. There is additional risk that such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

•  Non-Diversified Status. The Fund is a "non-diversified" mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal law. Compared with "diversified" funds, the Fund may invest a greater percentage of its assets in the securities of an individual corporation or governmental entity. Thus, the Fund's assets may be concentrated in fewer securities than other funds. A decline in the value of those investments would cause the Fund's overall value to decline to a greater degree.

•  Privately Placed and Restricted Securities. The Fund's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Fund illiquidity to the extent the Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance from year-to-year and by showing how the Fund's average annual returns for the one, five and 10 year periods compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the Class IS shares will differ because the Class IS shares have different ongoing fees. The Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 869-NEWS.

Annual Total Returns-Calendar Years (Class I)*

*  Class I shares are not offered in this Prospectus. As of the date of this Prospectus, the Fund had not commenced offering Class IS shares. Class IS shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The returns for Class IS shares are expected to be higher than the returns for Class I shares of the Fund as expenses of Class IS are estimated to be lower. Return information for the Fund's Class IS shares will be shown in future prospectuses offering the Fund's Class IS shares after the Fund's Class IS shares have a full calendar year of return information to report.

High Quarter	6/30/09	22.70%
Low Quarter	12/31/08	-33.81%

Average Annual Total Returns For Periods Ended December 31, 2012
Average Annual Returns Morgan Stanley Focus Growth Fund		Average Annual Returns, Past 1 Year	Average Annual Returns, Past 5 Years	Average Annual Returns, Past 10 Years
I	[1]	14.18%	2.54%	7.59%
CLASS IS	[1]
After Taxes on Distributions I	[1]	14.18%	2.54%	7.59%
After Taxes on Distributions and Sale of Fund Shares I	[1]	9.22%	2.17%	6.72%
Russell 1000�� Growth Index (reflects no deduction for fees, expenses or taxes)	[2]	15.26%	3.12%	7.52%
Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes)	[3]	15.92%	1.01%	6.39%
[1]	Class I shares are not offered in this Prospectus. As of the date of this Prospectus, the Fund had not commenced offering Class IS shares. Class IS shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The returns for Class IS shares are expected to be higher than the returns for Class I shares of the Fund as expenses of Class IS are estimated to be lower. Return information for the Fund's Class IS shares will be shown in future prospectuses offering the Fund's Class IS shares after the Fund's Class IS shares have a full calendar year of return information to report.
[2]	The Russell 1000 �� Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 �� Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 �� Index is an index of approximately 1,000 of the largest U.S. companies based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.
[3]	The Lipper Large-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Growth Funds classification. There are currently 30 funds represented in this Index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's Class IS shares will vary from the Class I shares' returns. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Morgan Stanley Focus Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Morgan Stanley Focus Growth Fund (the "Fund") seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses have been estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 65% of its assets in a portfolio of common stocks (including depositary receipts).

The Fund's "Adviser," Morgan Stanley Investment Management Inc., emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest primarily in established and emerging high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward.

Up to 25% of the Fund's net assets may be invested in foreign securities (including depositary receipts), which may include emerging market securities. This percentage limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national securities exchange.

Equity securities in which the Fund may invest include common stock, preferred stock, convertible securities, depositary receipts, rights, warrants and limited partnership interests. The Fund may invest in equity securities that are publicly-traded on securities exchanges or over-the-counter ("OTC"). The Fund may invest in privately placed and restricted securities.

The Fund may utilize foreign currency forward exchange contracts, which are derivatives, in connection with its investments in foreign securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•  Common Stock and Other Equity Securities. In general, common stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Fund invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Fund's investments may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date on which it matures. There is additional risk that such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

•  Non-Diversified Status. The Fund is a "non-diversified" mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal law. Compared with "diversified" funds, the Fund may invest a greater percentage of its assets in the securities of an individual corporation or governmental entity. Thus, the Fund's assets may be concentrated in fewer securities than other funds. A decline in the value of those investments would cause the Fund's overall value to decline to a greater degree.

•  Privately Placed and Restricted Securities. The Fund's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Fund illiquidity to the extent the Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you can lose money investing in this Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a "non-diversified" mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal law. Compared with "diversified" funds, the Fund may invest a greater percentage of its assets in the securities of an individual corporation or governmental entity. Thus, the Fund's assets may be concentrated in fewer securities than other funds. A decline in the value of those investments would cause the Fund's overall value to decline to a greater degree.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance from year-to-year and by showing how the Fund's average annual returns for the one, five and 10 year periods compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the Class IS shares will differ because the Class IS shares have different ongoing fees. The Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 869-NEWS.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance from year-to-year and by showing how the Fund's average annual returns for the one, five and 10 year periods compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 869-NEWS
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years (Class I)*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*  Class I shares are not offered in this Prospectus. As of the date of this Prospectus, the Fund had not commenced offering Class IS shares. Class IS shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The returns for Class IS shares are expected to be higher than the returns for Class I shares of the Fund as expenses of Class IS are estimated to be lower. Return information for the Fund's Class IS shares will be shown in future prospectuses offering the Fund's Class IS shares after the Fund's Class IS shares have a full calendar year of return information to report.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	6/30/09	22.70%
Low Quarter	12/31/08	-33.81%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class I shares are not offered in this Prospectus.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.81%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Fund's Class IS shares will vary from the Class I shares' returns.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's Class IS shares will vary from the Class I shares' returns. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2012
Russell 1000�� Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	15.26%	[1]
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	3.12%	[1]
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	7.52%	[1]
Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	15.92%	[2]
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	1.01%	[2]
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	6.39%	[2]
CLASS IS
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	179
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	57
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	179
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund had not commenced offering Class IS shares.
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01		[4]
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05		[4]
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10		[4]
I
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2003	rr_AnnualReturn2003	19.66%
Annual Return 2004	rr_AnnualReturn2004	8.54%
Annual Return 2005	rr_AnnualReturn2005	14.45%
Annual Return 2006	rr_AnnualReturn2006	0.28%
Annual Return 2007	rr_AnnualReturn2007	23.02%
Annual Return 2008	rr_AnnualReturn2008	(52.46%)
Annual Return 2009	rr_AnnualReturn2009	73.74%
Annual Return 2010	rr_AnnualReturn2010	27.16%
Annual Return 2011	rr_AnnualReturn2011	(5.50%)
Annual Return 2012	rr_AnnualReturn2012	14.18%
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	14.18%	[4]
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	2.54%	[4]
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	7.59%	[4]
I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	14.18%	[4]
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	2.54%	[4]
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	7.59%	[4]
I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	9.22%	[4]
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	2.17%	[4]
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	6.72%	[4]

[1]	The Russell 1000 �� Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 �� Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 �� Index is an index of approximately 1,000 of the largest U.S. companies based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.
[2]	The Lipper Large-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Growth Funds classification. There are currently 30 funds represented in this Index.
[3]	Other expenses have been estimated for the current fiscal year.
[4]	Class I shares are not offered in this Prospectus. As of the date of this Prospectus, the Fund had not commenced offering Class IS shares. Class IS shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The returns for Class IS shares are expected to be higher than the returns for Class I shares of the Fund as expenses of Class IS are estimated to be lower. Return information for the Fund's Class IS shares will be shown in future prospectuses offering the Fund's Class IS shares after the Fund's Class IS shares have a full calendar year of return information to report.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jun 13, 2013